Note Commitments and Contingencies (Financial instruments with off-Balance Sheet credit risk) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Commitments To Extend Credit | Credit card
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial Instruments with Off-Balance Sheet Credit Risk	$ 4,552,331	$ 4,450,284
Commitments To Extend Credit | Commercial and construction lines of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial Instruments with Off-Balance Sheet Credit Risk	2,619,092	2,415,843
Commitments To Extend Credit | Other consumer unused credit commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial Instruments with Off-Balance Sheet Credit Risk	262,685	269,225
Commercial Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial Instruments with Off-Balance Sheet Credit Risk	2,040	2,820
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial Instruments with Off-Balance Sheet Credit Risk	49,670	46,362
Commitments to originate or fund mortgage loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial Instruments with Off-Balance Sheet Credit Risk	$ 21,311	$ 25,919